INTANGIBLE ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	$ 907,972	$ 1,123,257
Balance at the end of the period	1,059,599	907,972	$ 1,123,257
Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	230,600
Balance at the end of the period	216,000	230,600
Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	1,657,237	1,789,505
Additions	190,216	132,254
Net change in additions financed with accounts payable	63,587	26,378
Reclassification held to sale	(5,074)
Reclassification	4,023
Retirement, disposals and other	(21,726)	(290,900)
Balance at the end of the period	1,888,263	1,657,237	1,789,505
Cost | Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	514,700
Additions	33,900	64,100	57,200
Balance at the end of the period	535,200	514,700
Accumulated depreciation
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(749,265)	(666,248)
Amortization	(88,746)	(84,462)
Reclassification held to sale	3,516
Retirement, disposals and other	5,831	1,445
Balance at the end of the period	(828,664)	(749,265)	(666,248)
Accumulated depreciation | Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(284,100)
Amortization	35,300	36,500	35,400
Balance at the end of the period	(319,300)	(284,100)
Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	475,872
Balance at the end of the period	475,872	475,872
Spectrum licences | Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	723,536	1,006,910
Retirement, disposals and other		(283,374)
Balance at the end of the period	723,536	723,536	1,006,910
Spectrum licences | Accumulated depreciation
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(247,664)	(247,664)
Balance at the end of the period	(247,664)	(247,664)	(247,664)
Software, licences and other intangible assets
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	372,841
Balance at the end of the period	423,011	372,841
Software, licences and other intangible assets | Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	874,442	764,620
Additions	97,725	72,509
Net change in additions financed with accounts payable	(3,777)	14,064
Reclassification held to sale	(5,074)
Reclassification	53,420	30,775
Retirement, disposals and other	(12,725)	(7,526)
Balance at the end of the period	1,004,011	874,442	764,620
Software, licences and other intangible assets | Accumulated depreciation
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(501,601)	(418,584)
Amortization	(88,746)	(84,462)
Reclassification held to sale	3,516
Retirement, disposals and other	5,831	1,445
Balance at the end of the period	(581,000)	(501,601)	(418,584)
Projects under development
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	59,259
Balance at the end of the period	160,716	59,259
Projects under development | Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	59,259	17,975
Additions	92,491	59,745
Net change in additions financed with accounts payable	67,364	12,314
Reclassification	(49,397)	(30,775)
Retirement, disposals and other	(9,001)
Balance at the end of the period	$ 160,716	$ 59,259	$ 17,975